Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Selling, general and administrative expenses
2.3 Selling, general and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in thousands)	2022	2021	2022	2021

Distribution expenses	(36,082)	(22,160)	(66,981)	(40,401)
Selling expenses	(20,088)	(12,065)	(36,024)	(22,218)
Marketing expenses	(34,592)	(25,550)	(62,886)	(41,974)
Share-based compensation	5,566	5,590	2,535	(19,891)
General and administrative expenses	(49,301)	(28,781)	(89,844)	(50,216)
Selling, general and administrative expenses	(134,497)	(82,966)	(253,200)	(174,699)

In the six-month period ended June 30, 2022, selling, general and administrative expenses include depreciation and amortization of non-current assets in the amount of CHF 17.8 million (six-month period ended June 30, 2021: CHF 10.4 million). In addition, depreciation charges for production tools in the amount of CHF 2.1 million (six-month period ended June 30, 2021: CHF 1.3 million) are reported in cost of sales.
Total personnel expenses, excluding any costs related to share-based compensation, amount to CHF 64.3 million in the six-month period ended June 30, 2022 and CHF 39.1 million in the six-month period ended June 30, 2021, respectively.